Events after the Reporting Period - Additional Information (Detail) - CAD ($)		2 Months Ended	12 Months Ended
	Feb. 26, 2020	Feb. 26, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [Line Items]
Aggregate price of common shares repurchased and cancelled			$ 43,200,000	$ 76,700,000
Dividend transaction [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends payable declared date	Feb. 26, 2020
Dividends payable amount per share	$ 0.155
Dividend payable date	Apr. 15, 2020
Dividends payable record date	Mar. 31, 2020
Events after reporting period [member] | Normal Course Issuer Bid (NCIB) [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of Common shares repurchased and cancelled		141,700
Average price of common shares repurchased and cancelled		$ 37.03
Aggregate price of common shares repurchased and cancelled		$ 5.2